Right-of-use assets	12 Months Ended
Jun. 30, 2023
Right-of-use assets [Abstract]
Right-of-use assets
Note 15.  Right-of-use assets

	Consolidated
	30 June 2023	30 June 2022
	US$’000	US$’000

Non-current assets
Land and buildings - right-of-use asset	1,649	1,309
Less: Accumulated depreciation	(275)	(56)

	1,374	1,253

Reconciliations
Reconciliations of the written down values at the beginning and end of the current and previous financial year are set out below:

	Prepaid hosting fees	Land and buildings	Total
Consolidated	US$’000	US$’000	US$’000

Balance at 1 July 2021	361	1,043	1,404
Additions	-	298	298
Disposals	(185)	-	(185)
Exchange differences	-	(38)	(38)
Impairment of assets	(167)	-	(167)
Depreciation (note 6)	(9)	(50)	(59)

Balance at 30 June 2022	-	1,253	1,253
Additions	-	373	373
Exchange differences	-	(32)	(32)
Depreciation (note 6)	-	(220)	(220)

Balance at 30 June 2023	-	1,374	1,374

The land and buildings right-of-use asset represents a 30-year lease of a site in Prince George, B.C., Canada, a 3-year lease of a corporate office in Sydney, Australia and a 5-year corporate office lease in Vancouver, B.C., Canada.